LEASES - Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Non-current finance lease assets			$ 206	$ 279
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Other assets	Other assets
Finance Lease Liability [Abstract]
Current finance lease liabilities			$ 97	$ 105
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			Other current liabilities	Other current liabilities
Non-current finance lease liabilities			$ 72	$ 170
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Other liabilities	Other liabilities
Total finance lease liabilities			$ 169	$ 275
Weighted-average remaining lease term - finance lease			1 year 9 months
Weighted-average discount rate - finance lease			13.50%
Other Information
Operating cash flows from finance lease amortization	$ 206	$ 55	$ 73	74
Financing cash flows from finance lease payments	$ 15	$ 83	$ 106	$ 65